FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 639,680	$ 182,175	$ 154,154	$ 256,624
Advances receivable and prepaid expenses	408,729	360,176
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	639,680	182,175
Advances receivable and prepaid expenses	408,729	360,176
Financial asset maximum credit exposure	$ 1,048,409	$ 542,351